Grandeur Peak International Stalwarts Fund	Portfolio of Investments
July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.49%
Australia — 3.61%
HUB24 Ltd.	101,244	$ 6,938,932
Pinnacle Investment Management Group	1,908,895	27,453,936
Steadfast Group Ltd(a)	2,030,408	7,763,593
Technology One Ltd(a)	224,101	5,916,117
		48,072,578
Belgium — 3.19%
Azelis Group N.V.	843,133	13,169,741
Melexis NV	379,089	29,217,296
		42,387,037
Canada — 5.79%
Altus Group Ltd.	88,400	3,691,415
Aritzia Inc(a)	239,319	12,845,088
Descartes Systems Group, Inc. (The)(a)	193,227	20,414,622
Kinaxis Inc.(a)	79,123	11,742,822
Lumine Group, Inc.(a)	243,800	9,457,455
Stantec, Inc.(a)	62,720	6,855,926
TerraVest Industries Inc(a)	97,800	12,049,954
		77,057,282
China — 2.56%
Silergy Corp	3,137,805	34,081,499

France — 1.60%
Virbac S.A.CA	53,510	21,231,702

Germany — 4.45%
Aixtron SE	377,548	6,408,142
Atoss Software AG	96,620	12,995,931
Dermapharm Holding SE	460,437	17,612,057
Schott Pharma AG & Co	514,737	13,988,057
Scout24 A.G. 144A(b)(c)	60,583	8,121,083
		59,125,270
India — 4.38%
Bajaj Finance Limited(a)	439,867	4,430,207
Cartrade Tech Ltd(a)	728,106	18,195,848
Jubilant Foodworks Ltd(a)	1,431,082	10,721,743
Kfin Technologies(a)	165,978	2,054,315
Motherson Sumi Wiring India Ltd	11,925,819	5,056,969
PB Fintech Ltd(a)	471,808	9,771,824
Rainbow Children's Medicare Ltd(a)	457,121	7,964,496
		58,195,402
Ireland — 0.43%
ICON plc(a)	33,942	5,742,647

Israel — 1.93%
CyberArk Software Ltd.(a)	62,373	25,664,618

Italy — 3.33%
Interpump Group SpA	247,660	10,168,821
Recordati SpA(a)	593,000	34,125,600
		44,294,421
Japan — 12.89%
BayCurrent Consulting, Inc.	491,310	28,267,740
Genda Inc.(a)	1,082,000	6,723,305
Japan Elevator Service Holdings Company Ltd.	1,467,816	39,568,365

	Shares	Fair Value
COMMON STOCKS — 99.49% (continued)
Japan — 12.89% (continued)
Maruwa Co Ltd/Aichi(a)	43,100	$ 13,130,589
Rakus Co Ltd(a)	1,611,900	25,013,237
Timee Inc(a)	523,900	7,077,101
Tokyo Seimitsu Company Limited	102,562	6,495,398
Visional Inc(a)	572,301	45,068,599
		171,344,334
Lithuania — 1.11%
Baltic Classifieds Group	3,122,264	14,761,893

Luxembourg — 1.82%
Eurofins Scientific S.E.	315,482	24,250,112

Malaysia — 0.20%
Frontken Corporation Bhd.(a)	2,783,600	2,656,331

Mexico — 3.42%
BBB Foods Inc(a)	752,924	19,214,620
Corp Inmobiliaria Vesta S.A.B. de C.V. – ADR(a)	5,039,329	14,203,985
GCC S.A.B. de C.V. 144A(a)(b)(c)	1,284,249	12,007,964
		45,426,569
Netherlands — 7.26%
Allfunds Group PLC	768,628	5,353,541
ASM International NV(a)	16,497	8,052,600
BE Semiconductor Industries N.V.	71,128	9,672,694
IMCD N.V.(a)	237,883	26,162,241
Redcare Pharmacy N.V. 144A(a)(b)(c)	128,131	14,286,358
Topicus.com, Inc.(a)	240,849	33,026,349
		96,553,783
New Zealand — 0.51%
Xero Ltd.(a)	58,640	6,820,419

Norway — 0.72%
Vend Marketplaces ASA(a)	254,295	9,582,783

Poland — 2.41%
Asseco Poland SA(a)	123,160	6,665,292
Dino Polska SA 144A(a)(b)(c)	1,922,270	25,448,673
		32,113,965
South Korea — 4.04%
APR Corp/Korea(a)	59,094	7,784,113
HD Hyundai Marine Solution Co(a)	86,038	12,616,538
HPSP Company Ltd.	746,125	14,365,226
LEENO Industrial Inc.(a)	366,626	12,540,018
Park Systems Corp(a)	32,754	6,482,313
		53,788,208
Sweden — 7.47%
AddTech A.B.	590,896	19,922,625
Asker Healthcare Group AB(a)	314,360	3,220,796
Lagercrantz Group AB	747,543	17,398,486
Lifco AB, Class B	292,078	10,432,583
Roko AB(a)	78,337	21,169,674
Vimian Group AB(a)	3,166,596	10,812,364
Vitec Software Group	420,049	16,333,916
		99,290,444

Grandeur Peak International Stalwarts Fund	Portfolio of Investments
July 31, 2025 (Unaudited)(Continued)

	Shares	Fair Value
COMMON STOCKS — 99.49% (continued)
Switzerland — 1.83% (continued)
Belimo Holding AG(a)	5,884	$ 6,907,141
VAT Group A.G. 144A(b)(c)	22,101	7,822,665
Ypsomed Holding A.G.(a)	20,002	9,665,359
		24,395,165
Taiwan — 5.57%
Asia Vital Components Co., Ltd.	493,000	15,207,506
ASPEED Technology, Inc.	104,145	15,871,305
Chroma ATE, Inc.	593,000	8,531,733
Sinbon Electronics Co., Limited(a)	620,000	5,055,812
Voltronic Power Technology(a)	745,490	29,399,044
		74,065,400
United Kingdom — 12.82%
B & M European Value Retail SA	5,551,225	16,451,332
CVS Group plc	528,231	8,566,662
Diploma plc	673,547	47,856,352
Halma plc(a)	504,128	21,651,139
Hill & Smith Holdings plc	525,471	14,191,603
ICG plc	498,825	14,348,136
JTC plc 144A(b)(c)	1,993,824	24,725,313
Marex Group PLC(a)	587,064	22,648,929
		170,439,466
United States — 5.50%
Accelerant Holdings(a)	212,898	5,863,211
Bruker Corporation	277,366	10,659,175
Cloudflare, Inc., Class A(a)	26,693	5,543,602
JFrog Ltd.(a)	518,761	22,519,415
Lululemon Athletica, Inc.(a)	29,339	5,883,350
Monolithic Power Systems, Inc.	31,794	22,613,165
		73,081,918
Vietnam — 0.65%
Asia Commercial Bank JSC	9,856,292	8,651,810

Total Common Stocks (Cost $1,039,819,396)		1,323,075,056

Total Common Stocks/ Investments — 99.49%
(Cost $1,039,819,396)		1,323,075,056

Other Assets in Excess of Liabilities — 0.51%		6,847,231

NET ASSETS — 100.00%		$ 1,329,922,287

(a) Non-income producing security.
(b) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2025, these securities had a total aggregate market value of $92,412,056, representing 6.95% of net assets.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025, these securities had a total aggregate market value of $92,412,056, representing 6.95% of net assets.